December 16, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:  VANGUARD INDEX  FUNDS (THE TRUST)

        FILE NO. 2-56846

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Tara R. Buckley

Associate Counsel

The Vanguard Group, Inc.